Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 32 – Financial Instruments

A.	General

The Group has international activity in which it is exposed to credit, liquidity and market risks (including currency, interest, inflation and other price risks). In order to reduce the exposure to these risks, the Group holds derivative financial instruments, (including forward transactions, interest rate swap (“SWAP”) transactions, and options) for the purpose of economic (not accounting) hedging of foreign currency risks, inflation risks, commodity price risks, interest risks and risks relating to the price of inputs.

This note presents information about the Group’s exposure to each of the above risks, and the Group’s objectives, policies and processes for measuring and managing the risk.

The risk management of the Group companies is executed by them as part of the ongoing current management of the companies. The Group companies monitor the above risks on a regular basis. The hedge policies with respect to all the different types of exposures are discussed by the boards of directors of the companies.

The comprehensive responsibility for establishing the base for the risk management of the Group and for supervising its implementation lies with the Board of Directors and the senior management of the Group.

B.	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on their obligations under the contract. This includes any cash amounts owed to the Group by those counterparties, less any amounts owed to the counterparty by the Group where a legal right of set-offs exist and also includes the fair values of contracts with individual counterparties which are included in the financial statements. The maximum exposure to credit risk at each reporting date is the carrying value of each class of financial assets mentioned in this note.

(1)	Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at December 31
	2017	2016
	$ thousands
	Carrying amount
Cash and cash equivalents	1,417,388	326,635
Short-term investments and deposits	7,144	89,545
Trade receivables, net	44,137	284,532
Long-term trade receivables	-	10,120
Other current assets	35,752	28,462
Deposits and other long-term receivables including derivative instruments	281,717	66,434
	1,786,138	805,728

The maximum exposure to credit risk for trade receivables, as of the date of the report, by geographic region was as follows:

	As at December 31
	2017	2016
	$ thousands
Israel	44,058	34,779
South America	-	93,293
Central America	-	155,142
Other regions	79	11,438
	44,137	294,652

(2)	Aging of debts and impairment losses

Set forth below is an aging of the trade receivables:

	As at December 31, 2017			As at December 31, 2016
	For which impairment was not recorded	For which impairment was recorded		For which impairment was not recorded	For which impairment was recorded
		Gross	Impairment		Gross	Impairment
	$ thousands			$ thousands
Not past due	50	—	—	233,787	8	(8)
Past due up to 3 months	40,879	—	—	50,723	—	—
Past due 3 – 6 months	3,208	—	—	9,160	282	(282)
Past due 6 – 9 months	—	—	—	83	—	—
Past due 9 – 12 months	—	—	—	652	—	—
Past due more than one year	—	—	—	247	4,714	(4,714)
	44,137	—	—	294,652	5,004	(5,004)

C.	Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and adverse credit and market conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group manages its liquidity risk by means of holding cash balances, short-term deposits, other liquid financial assets and credit lines.

Set forth below are the anticipated repayment dates of the financial liabilities, including an estimate of the interest payments. This disclosure does not include amounts regarding which there are offset agreements:

	As at December 31, 2017
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ thousands
Non-derivative financial liabilities
Loans from banks and others *	317,684	317,786	317,786	-	-	-
Trade payables	58,895	58,895	58,895	-	-	-
Other payables	77,869	77,964	77,964	-	-	-
Non-convertible debentures **	91,122	125,089	13,153	7,086	34,033	70,817
Loans from banks and others **	627,150	846,652	157,805	50,768	173,222	464,857
Liabilities in respect of financing lease	-	-	-	-	-	-
Financial guarantee ***	44,342	44,342	44,342	-	-	-

Financial liabilities – hedging instruments
Forward exchange rate contracts	439	439	439	-	-	-

Financial liabilities not for hedging
Derivatives on exchange rates	73	73	73	-	-	-
	1,217,574	1,471,240	670,457	57,854	207,255	535,674

*	Excludes current portion of long-term liabilities.

**	Includes current portion of long-term liabilities.

***	Financial Guarantees contractual period in Qoros is dependent on Qoros’s timeliness to meet the obligation of current loans payable.

	As at December 31, 2016
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ thousands
Non-derivative financial liabilities
Loans from banks and others *	213,417	219,651	219,651	-	-	-
Trade payables	285,612	285,612	285,612	-	-	-
Other payables	160,540	160,540	59,650	10,121	21,718	69,051
Non-convertible debentures **	867,287	1,190,032	58,113	57,217	616,765	457,937
Loans from banks and others **	2,143,499	2,756,851	340,684	244,508	977,251	1,194,408
Liabilities in respect of financing lease	88,169	114,069	13,013	12,171	57,432	31,453
Financial guarantee ***	118,763	118,763	118,763	-	-	-

Financial liabilities – hedging instruments
Interest SWAP contracts	22,865	22,865	9,930	5,788	4,192	2,955
Forward exchange rate contracts	2,399	2,399	1,627	772	-	-

Financial liabilities not for hedging
Interest SWAP contracts and options	2,125	2,125	783	570	688	84
Derivatives from debt restructure	29,594	29,594	-	29,594	-	-
	3,934,270	4,902,501	1,107,826	360,741	1,678,046	1,755,888

*	Excludes current portion of long-term liabilities and long-term liabilities which were classified to short-term.

**	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.

***	Financial Guarantees contractual period in Qoros is dependent on Qoros’s timeliness to meet the obligation of current loans payable.

D.	Market risks

Market risk is the risk that changes in market prices, such as foreign exchange rates, the CPI, interest rates and prices of capital products and instruments will affect the fair value of the future cash flows of a financial instrument.

The Group buys and sells derivatives in the ordinary course of business, and also incurs financial liabilities, in order to manage market risks. All such transactions are carried out within the guidelines set by the Boards of Directors of the companies. For the most part, the Group companies enter into hedging transactions for purposes of avoiding economic exposures that arise from their operating activities. Most of the transactions entered into do not meet the conditions for recognition as an accounting hedge and, therefore, differences in their fair values are recorded on the statement of profit and loss.

(1)	CPI and foreign currency risk

Currency risk

The Group’s functional currency is the U.S. dollar. The exposures of the Group companies are measured with reference to the changes in the exchange rate of the dollar vis-à-vis the other currencies in which it transacts business.

The Group is exposed to currency risk on sales, purchases, assets and liabilities that are denominated in a currency other than the respective functional currencies of the Group entities. The primary exposure is to the shekel, euro, pound, Peruvian Nuevo Sol and yuan (RMB).

The Group uses options and forward exchange contracts on exchange rates for purposes of hedging short-term currency risks, usually up to one year, in order to reduce the risk with respect to the final cash flows in dollars deriving from the existing assets and liabilities and sales and purchases of goods and services within the framework of firm or anticipated commitments, including in relation to future operating expenses.

The Group is exposed to currency risk in relation to loans it has taken out and debentures it has issued in currencies other than the dollar. The principal amounts of these bank loans and debentures have been hedged by swap transactions the repayment date of which corresponds with the payment date of the loans and debentures.

Inflation risk

The Group has CPI-linked loans. The Group is exposed to high payments of interest and principal as the result of an increase in the CPI. It is noted that part of the Group’s anticipated revenues will be linked to the CPI. The Group does not hedge this exposure beyond the expected hedge included in its revenues.

(a)	Exposure to CPI and foreign currency risks The Group’s exposure to CPI and foreign currency risk, based on nominal amounts, is as follows:

	As at December 31, 2017
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	158,679	—	18,593
Short-term investments, deposits and loans	60,855	—	—
Trade receivables	42,004	—	—
Other receivables	2,686	—	3,603
Long-term deposits and loans	25,600	—	—
Total financial assets	289,824	—	22,196

Loans from banks and others	—	—	30,308
Trade payables	31,286	—	86
Other payables	3,178	—	1,316
Long-term loans from banks and others and debentures	109,629	478,891	—
Total financial liabilities	144,093	478,891	31,710

Total non-derivative financial instruments, net	145,731	478,891	(9,514)
Derivative instruments	—	—	(439)
Net exposure	145,731	478,891	(9,953)

	As at December 31, 2016
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	11,810	—	24,240
Short-term investments, deposits and loans	29,137	—	26,198
Trade receivables	34,779	—	172,664
Other receivables	665	—	6,964
Long-term deposits and loans	20,349	—	16,412
Total financial assets	96,740	—	246,478

Loans from banks and others	—	—	34,998
Trade payables	26,913	—	128,512
Other payables	1,093	1,205	17,266
Long-term loans from banks and others and debentures	444	416,266	465,262
Total financial liabilities	28,450	417,471	646,038

Total non-derivative financial instruments, net	68,290	(417,471)	(399,560)
Derivative instruments	—	—	(2,421)
Net exposure	68,290	(417,471)	(401,981)

(b)	Sensitivity analysis

A strengthening of the dollar exchange rate by 5%–10% against the following currencies and change of the CPI in rate of 5%–10% would have increased (decreased) the net income or net loss and the equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis is performed on the same basis for 2015.

	As at December 31, 2017
	10% increase	5% increase	5% decrease	10% decrease
	$ thousands
Non-derivative instruments
Shekel/dollar	13,248	6,940	(6,940)	(13,248)
CPI	(43,536)	(22,804)	22,804	43,536
Dollar/other	(2,559)	(1,269)	1,269	2,559

	As at December 31, 2016
	10% increase	5% increase	5% decrease	10% decrease
	$ thousands
Non-derivative instruments
Shekel/dollar	6,208	3,252	(3,252)	(6,208)
CPI	(37,952)	(19,880)	19,880	37,952
Dollar/other	(44,447)	(21,044)	19,037	36,332

(2)	Interest rate risk

The Group is exposed to changes in the interest rates with respect to loans bearing interest at variable rates, as well as in relation to swap transactions of liabilities in foreign currency for dollar liabilities bearing a variable interest rate.

The Group has not set a policy limiting the exposure and it hedges this exposure based on forecasts of future interest rates.

The Group enters into transactions mainly to reduce the exposure to cash flow risk in respect of interest rates. The transactions include interest rate swaps and “collars”. In addition, options are acquired and written for hedging the interest rate at different rates.

Type of interest

Set forth below is detail of the type of interest borne by the Group’s interest-bearing financial instruments:

	As at December 31
	2017	2016
	Carrying amount
	$ thousands
Fixed rate instruments
Financial assets	1,438,243	157,121
Financial liabilities	-	(1,530,715)
	1,438,243	(1,373,594)

Variable rate instruments
Financial assets	-	20,167
Financial liabilities	(239,876)	(2,600,799)
	(239,876)	(2,580,632)

Type of interest (Cont’d)

The Group’s assets and liabilities bearing fixed interest are not measured at fair value through the statement of profit and loss and the Group does not designate derivatives interest rate swaps as hedging instruments under a fair value hedge accounting model. Therefore, a change in the interest rates as at the date of the report would not be expected to affect the income or loss with respect to changes in the value of fixed – interest assets and liabilities.

A change of 100 basis points in interest rate at reporting date would have increased/(decreased) profit and loss before tax by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2017
	100bp increase	100 bp decrease
	$ thousands
Variable rate instruments	(2,399)	2,399

	As at December 31, 2016
	100bp increase	100 bp decrease
	$ thousands
Variable rate instruments	(25,806)	25,806

E.	Fair value

(1)	Fair value compared with carrying value

The Group’s financial instruments include mainly non-derivative assets, such as: cash and cash equivalents, investments, deposits and short-term loans, receivables and debit balances, investments and long-term receivables; non-derivative liabilities: such as: short-term credit, payables and credit balances, long-term loans, finance leases and other liabilities; as well as derivative financial instruments.

Due to their nature, the fair value of the financial instruments included in the Group’s working capital is generally identical or approximates the book value.

The following table shows in detail the carrying amount and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value.

	As at December 31, 2017
	Carrying amount	Level 2
	$ thousands
Non-convertible debentures	91,122	105,488
Long-term loans from banks and others (excluding interests)	527,706	649,487

	As at December 31, 2016
	Carrying amount	Level 2
	$ thousands
Non-convertible debentures	867,287	947,786
Long-term loans from banks and others (excluding interests)	2,116,740	2,354,612

*
The fair value is measured using the technique of discounting the future cash flows with respect to the principal component and the discounted interest using the market interest rate on the measurement date.

(2)	Hierarchy of fair value

The following table presents an analysis of the financial instruments measured at fair value, using an evaluation method. The various levels were defined as follows:

– Level 1: Quoted prices (not adjusted) in an active market for identical instruments.

– Level 2: Observed data, direct or indirect, not included in Level 1 above.

	As at	As at
	December 31, 2017	December 31, 2016
	Level 2	Level 2
	$ thousands	$ thousands
Assets
Derivatives not used for accounting hedge (a)	1,471	3,173
	1,471	3,173
Liabilities
Financial guarantee	-	-
Derivatives used for accounting hedge	439	25,264
Derivatives not used for accounting hedge	73	2,125
Other financial derivatives	-	29,594
	512	56,983

(a) Includes $3 million AIE’s embedded derivative not used for hedging. This embedded derivative corresponds to the fair value of AIE’s gas agreement which lets AIE to resell its not-used gas on the corresponding market to a third party.

(3)	Data and measurement of the fair value of financial instruments at Level 2

Level 2

The fair value of forward contracts on foreign currency is determined using trading programs that are based on market prices. The market price is determined based on a weighting of the exchange rate and the appropriate interest coefficient for the period of the transaction along with an index of the relevant currencies.

The fair value of contracts for exchange (SWAP) of interest rates and fuel prices is determined using trading programs which incorporate market prices, the remaining term of the contract and the credit risks of the parties to the contract.

The fair value of currency and interest exchange (SWAP) transactions is valued using discounted future cash flows at the market interest rate for the remaining term.

The fair value of transactions used to hedge inflation is valued using discounted future cash flows which incorporate the forward CPI curve, and market interest rates for the remaining term.

If the inputs used to measure the fair value of an asset or liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The fair value of marketable securities held for trade is determined using the ‘Discounts for Lack of Marketability’ (“DLOM”) valuation method, which is a method used to calculate the value of restricted securities. The method purports that the only difference between a company’s common stock and its restricted securities is the lack of marketability of the restricted securities which is derived from the price difference between both prices.

The following table shows the valuation techniques used in measuring Level 2 fair values as at December 31, 2016 and 2015, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Interest rate Swaps
The Group applies standard valuation techniques such as: discounted cash flows for fixed and variables coupons (estimated with forward curves) using as discounted rates the projected LIBOR zero coupon curve. The observable inputs are obtained through market information suppliers.
		Not applicable	Not applicable

Foreign Exchange Forwards
The Group applies standard valuation techniques which include market observable parameters such as the implicit exchange rate calculated with forward points. These variables are obtained through market information suppliers.
		Not applicable	Not applicable

Credit from banks, others and debentures	Discounted cash flows with market interest rate	Not applicable	Not applicable

Marketable Securities held for trade	DLOM valuation method	Not applicable	Not applicable